Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance	$ 13,465	$ 92,086
Provision (recovery)	14,125	(71,681)
Written off	(27,761)	(7,263)
Foreign exchange translation effect	171	323
Ending balance		$ 13,465